Revenue - Schedule of Revenue Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 2,515,660	¥ 2,374,124
Other revenue	1,150	810
Total	2,516,810	2,374,934	¥ 2,032,298
Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,475,559	1,537,525
Total	1,476,693	1,538,315	1,302,695
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,040,101	836,599
Total	1,040,117	836,619	729,603
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,139,113	3,938,043	3,199,215
Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,082,515	918,072
Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	641,477	584,124
Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,007,005	2,024,597
Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	185,392	195,123
Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,568	70,068
Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,146	22,274
Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129,860	122,975
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,622,303)	(1,563,109)
Total	(1,622,303)	(1,563,109)	(1,166,917)
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,423	119,188
Total	123,648	119,417	96,127
Exploration and production [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,596	41,791
Exploration and production [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	81,827	77,397
Exploration and production [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	676,320	658,712	505,430
Exploration and production [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	476,974	477,512
Exploration and production [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,837	104,927
Exploration and production [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	88,284	76,044
Exploration and production [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(552,672)	(539,295)
Total	(552,672)	(539,295)	(409,303)
Refining and chemicals [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	190,294	204,494
Total	190,501	204,665	188,926
Refining and chemicals [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	190,294	204,494
Refining and chemicals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	902,679	911,224	735,486
Refining and chemicals [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	738,116	739,532
Refining and chemicals [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	157,044	164,229
Refining and chemicals [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,312	7,292
Refining and chemicals [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(712,178)	(706,559)
Total	(712,178)	(706,559)	(546,560)
Marketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,850,005	1,722,152
Total	1,850,234	1,722,355	1,480,610
Marketing [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	891,731	962,950
Marketing [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	958,274	759,202
Marketing [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,165,391	2,003,105	1,660,456
Marketing [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	605,541	440,560
Marketing [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	238,999	222,387
Marketing [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,268,889	1,285,065
Marketing [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,348	30,894
Marketing [member] | Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,146	22,274
Marketing [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,239	1,722
Marketing [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(315,157)	(280,750)
Total	(315,157)	(280,750)	(179,846)
Natural gas and pipeline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	349,898	326,524
Total	350,371	326,727	265,236
Natural gas and pipeline [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	349,898	326,524
Natural gas and pipeline [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	391,023	362,626	295,786
Natural gas and pipeline [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	291,641	256,810
Natural gas and pipeline [member] | Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,568	70,068
Natural gas and pipeline [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,341	35,545
Natural gas and pipeline [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(40,652)	(35,899)
Total	(40,652)	(35,899)	(30,550)
Head office and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,040	1,766
Total	2,056	1,770	1,399
Head office and other [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,040	1,766
Head office and other [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,700	2,376	2,057
Head office and other [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,684	2,372
Head office and other [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,644)	(606)
Total	¥ (1,644)	¥ (606)	¥ (658)